Cover Page	May 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Entity File Number	001-06659
Entity Registrant Name	Essential Utilities, Inc.
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-1702594
Entity Address, Address Line One	762 West Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010-3489
City Area Code	610
Local Phone Number	527-8000
Title of 12(b) Security	Common stock, $.50 par value
Trading Symbol	WTRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000078128
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false